Trade and Other Current Payables - Summary of Trade and Other Current Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Trade And Other Payables [Line Items]
Trade and other current payables	$ 3,553,919	$ 2,472,614	[1]	$ 2,045,770	[1]
Trade and other current payables	1,060,338	512,009	[1]	399,268	[1]
Trade Current Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	701,682	382,107		422,864
Trade and other current payables	263,907			3,164
Trade Current Payables [Member] | Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	679,097	335,118		367,782
Trade and other current payables	263,907			3,164
Trade Current Payables [Member] | Fuel and Gas Suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	22,585	46,989		55,082
Other Current Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	2,852,237	2,090,507		1,622,906
Trade and other current payables	796,431	512,009		396,104
Other Current Payables [Member] | Dividends Payable to Non-Controlling Interests [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	69,597	138,923		150,011
Other Current Payables [Member] | Payables to CAMMESA [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	388,281	332,857		308,156
Trade and other current payables	315,921	348,519		264,582
Other Current Payables [Member] | Payables for Goods and Services [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	1,049,507	746,118		628,970
Trade and other current payables	34,109	17,357		25,615
Other Current Payables [Member] | Payables For Assets Acquisitions
Trade And Other Payables [Line Items]
Trade and other current payables	29,659	86,562		21,672
Trade and other current payables	16,872	9,849
Other Current Payables [Member] | Fines and Complaints [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	238,300	172,412		132,598
Other Current Payables [Member] | Research and Development [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	28,646	20,725		18,120
Trade and other current payables	106,341	34,430		25,263
Other Current Payables [Member] | Taxes Payables Other than Income Tax [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	437,163	299,236		121,208
Trade and other current payables	17,393	76		3,730
Other Current Payables [Member] | VAT Debit [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	86,180	62,817		61,502
Trade and other current payables	64,376	69,311		55,572
Other Current Payables [Member] | Accounts Payables to Staff Member]
Trade And Other Payables [Line Items]
Trade and other current payables	190,947	154,064		97,875
Trade and other current payables	14,385	3,979		3,616
Other Current Payables [Member] | Other Miscellaneous Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	333,957	76,793		82,794
Trade and other current payables	$ 227,034	$ 28,488		$ 17,726

[1]	As Restated